Sale of Makena - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 03, 2011	Jan. 16, 2008	Mar. 24, 2012	Mar. 26, 2011	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Sale Of Intellectual Property [Line Items]
Transaction price of sale of intellectual property assets		$ 82,000,000
Amended transaction price as a result of executing amendment					199,500,000
Amount received upon FDA approval	12,500,000
Gain on sale of intellectual property, net			12,500,000	84,500,000	12,424,000	84,502,000	0
Scheduled amounts received			12,500,000
Additional amounts to be received under the amended agreement					95,000,000
Royalty on sales due	5.00%
Previously received [Member] | Parent Company [Member]
Sale Of Intellectual Property [Line Items]
Transaction price amounts received	$ 79,500,000
Minimum [Member]
Sale Of Intellectual Property [Line Items]
Period sales price is due from FDA approval, months					18
Maximum [Member]
Sale Of Intellectual Property [Line Items]
Period sales price is due from FDA approval, months					30